Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 72,205	449,844	781,601
Restricted cash	287	1,790	1,500
Short-term investments	1,296	8,074
Accounts receivable, net of allowance of RMB1,445 and RMB2,683 in 2011 and 2012, respectively	8,127	50,633	37,416
Prepaid rent	51,573	321,305	228,087
Inventories	6,095	37,971	31,232
Other current assets	13,332	83,058	53,862
Deferred tax assets	7,099	44,231	40,119
Total current assets	160,014	996,906	1,173,817
Property and equipment, net	473,750	2,951,509	2,095,794
Intangible assets, net	16,208	100,980	69,779
Long-term investment	4,515	28,129
Goodwill	10,302	64,180	42,536
Other assets	21,434	133,536	102,056
Deferred tax assets	8,820	54,947	40,968
Total assets	695,043	4,330,187	3,524,950
Current liabilities:
Accounts payable	100,291	624,824	417,605
Amounts due to related parties	129	801	1,030
Salary and welfare payable	18,937	117,980	80,266
Deferred revenue	32,185	200,515	138,148
Accrued expenses and other current liabilities	30,076	187,380	142,146
Income tax payable	3,715	23,142	14,148
Total current liabilities	185,333	1,154,642	793,343
Deferred rent	75,511	470,438	329,774
Deferred revenue	16,019	99,800	71,698
Other long-term liabilities	14,832	92,407	61,574
Deferred tax liabilities	3,585	22,335	12,677
Total liabilities	295,280	1,839,622	1,269,066
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	29	180	179
Additional paid-in capital	360,091	2,243,403	2,199,954
Retained earnings	41,735	260,014	85,127
Accumulated other comprehensive loss	(6,165)	(38,408)	(39,166)
Total China Lodging Group, Limited shareholders' equity	395,690	2,465,189	2,246,094
Noncontrolling interest	4,073	25,376	9,790
Total equity	399,763	2,490,565	2,255,884
Total liabilities and equity	$ 695,043	4,330,187	3,524,950